SHARE-BASED COMPENSATION (Details) - Schedule of Granted Restricted Share Units	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of Granted Restricted Share Units [Abstract]
Balance at Jan 1	1,581,607
Granted	148,998	1,527,860
Released
Cancelled
Balance, March 31	1,730,605	1,527,860